UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-22815

Excelsior Private Markets Fund III (TE), LLC
(Exact name of registrant as specified in charter)

325 North Saint Paul Street
49th Floor
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

James Bowden, Chief Executive Officer and President
Neuberger Berman Investment Advisers LLC
53 State Street
Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:        (212) 476-8800

Date of fiscal year end:      March 31

Date of reporting period:         September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Excelsior Private Markets Fund III (TE), LLC

Consolidated Financial Statements

(Unaudited)

For the six months ended September 30, 2018

Excelsior Private Markets Fund III (TE), LLC

For the six months ended September 30, 2018

Excelsior Private Markets Fund III (TE), LLC

Consolidated Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of September 30, 2018 (Unaudited)

Assets

Investment in the Company, at fair value	$26,923,977
Cash and cash equivalents	852,288
Interest receivable	1,374

Total Assets	$27,777,639

Liabilities

Deferred tax liability	$137,546
Tax payable	45,330
Management fee payable	44,991
Administration service fees payable	16,500
Audit fee payable	4,435
Other payables	1,572

Total Liabilities	$250,374

Members’ Equity - Net Assets	$27,527,265

Members’ Equity - Net Assets consists of:
Members’ capital paid-in	$19,180,636
Accumulated net investment loss	(4,194,278)
Accumulated net realized gain on investments	6,196,941
Accumulated net unrealized appreciation on investments	6,343,966

Total Members' Equity - Net Assets	$27,527,265

Units of Membership Interests outstanding (unlimited units authorized)	14,646.18
Net Asset Value Per Unit	$1,879.48

The accompanying notes and attached financial statements of Excelsior Private Markets Fund III (Master), LLC are an integral part of these consolidated financial statements.

1

Excelsior Private Markets Fund III (TE), LLC

Consolidated Statement of Operations

For the six months ended September 30, 2018 (Unaudited)

Net Investment Loss Allocated from the Company

Interest income	$8,578
Expenses	(280,161)

Total Net Investment Loss Allocated from the Company	(271,583)

Fund Income:

Interest income	8,512

Fund Expenses:

Management fee	89,728
Tax Expense	26,153
Administration service fees	23,000
Audit fees	4,935
Other fees	10,193

Total Fund Expenses	154,009

Net Investment Loss	(417,080)

Net Realized and Change in Unrealized Gain on Investment in the Company (Note 2)

Net realized gain on investment in the Company	931,946
Net change in unrealized appreciation on investment	2,157,400

Net Realized and Change in Unrealized Gain on Investment in the Company	3,089,346

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$2,672,266

The accompanying notes and attached financial statements of Excelsior Private Markets Fund III (Master), LLC are an integral part of these consolidated financial statements.

2

Excelsior Private Markets Fund III (TE), LLC

Consolidated Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2018 (Audited)

	Members' Equity	Investment Adviser	Total
Members' committed capital	$37,609,090	$-	$37,609,090

Members' equity at April 1, 2017	$19,514,122	$-	$19,514,122
Capital contributions	3,384,818	-	3,384,818
Net investment loss	(1,408,618)	-	(1,408,618)
Net realized gain on investment in the Company	1,866,949	-	1,866,949
Net change in unrealized appreciation on investment in the Company, net of deferred tax liability of $79,354	1,497,728	-	1,497,728
Net change in incentive carried interest	(43,960)	43,960	-
Members' equity at March 31, 2018	$24,811,039	$43,960	$24,854,999

For the period ended September 30, 2018 (Unaudited)

	Members' Equity	Investment Adviser	Total
Members' committed capital	$37,609,090	$-	$37,609,090

Members' equity at April 1, 2018	$24,811,039	$43,960	$24,854,999
Net investment loss	(417,080)	-	(417,080)
Net realized gain on investment in the Company	931,946	-	931,946
Net change in unrealized appreciation on investment in the Company	2,157,400	-	2,157,400
Net change in incentive carried interest	(133,613)	133,613	-
Members' equity at September 30, 2018	$27,349,692	$177,573	$27,527,265

The accompanying notes and attached financial statements of Excelsior Private Markets Fund III (Master), LLC are an integral part of these consolidated financial statements.

3

Excelsior Private Markets Fund III (TE), LLC

Consolidated Statement of Cash Flows

For the six months ended September 30, 2018 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$2,672,266
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Contributions to the Company	(376,090)
Change in fair value of investment in the Company	(2,791,610)
Changes in assets and liabilities related to operations
(Increase) decrease in interest receivable	298
Increase (decrease) in management fee payable	343
Increase (decrease) in administration service fees payable	10,000
Increase (decrease) in audit fee payable	(4,434)
Increase (decrease) in other payables	(38)

Net cash provided by (used in) operating activities	(489,265)

Net change in cash and cash equivalents	(489,265)
Cash and cash equivalents at the beginning of the year	1,341,553

Cash and cash equivalents at the end of period	$852,288

Noncash activities
Distribution of $26,153 received from the Company for taxes
paid and/or accrued by the Company on behalf of the TE Feeder.

The accompanying notes and attached financial statements of Excelsior Private Markets Fund III (Master), LLC are an integral part of these consolidated financial statements.

4

Excelsior Private Markets Fund III (TE), LLC

Consolidated Financial Highlights

	For the six months ended September 30, 2018 (Unaudited)	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2016	For the year ended March 31, 2015	Period from October 25, 2013 (Commencement of Operations) through March 31, 2014
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,697.03	$1,561.43	$1,393.02	$1,363.03	$1,192.40	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(28.48)	(97.52)	(67.56)	(85.25)	(109.02)	(259.04)
Net realized and change in unrealized gain on investments	210.93	233.12	235.97	115.24	279.65	451.44
Net increase in net assets resulting from operations after incentive carried interest	182.45	135.60	168.41	29.99	170.63	192.40

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	-	-	-	-	-	-
NET ASSET VALUE, END OF PERIOD	$1,879.48	$1,697.03	$1,561.43	$1,393.02	$1,363.03	$1,192.40
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	10.75%	8.68%	12.09%	2.20%	14.31%	10.33%

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net assets, end of period in thousands (000's)	$27,527	$24,855	$19,514	$14,130	$7,816	$5,491
Ratios to Average Members' Equity - Net Assets: (4) (5)
Expenses excluding incentive carried interest	3.25%	6.24%	4.86%	6.69%	9.33%	60.40%
Net change in incentive carried interest	0.51%	0.19%	-	-	-	-
Expenses including incentive carried interest	3.76%	6.43%	4.86%	6.69%	9.33%	60.40%
Net investment loss excluding incentive carried interest	(3.11)%	(6.17)%	(4.84)%	(6.69)%	(8.94)%	(60.32)%

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest (6)	12.32%	10.50%	11.40%	10.38%	22.20%	146.08%
Internal Rate of Return after incentive carried interest (6)	12.09%	10.43%	11.40%	10.38%	22.20%	146.08%

(1)	Selected data for a unit of membership interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the TE Fund during the period and assumes distributions, if any, were reinvested. The TE Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total return and the ratios to average members' equity - net assets is calculated for the TE Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period from commencement of operations on October 25, 2013 through March 31, 2014. As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.
(4)	Ratios include expenses allocated from the Company.
(5)	For the six months ended September 30, 2018, the ratios are annualized. For the period ended March 31, 2014, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(6)	The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), outflows (capital and stock distributions), and the ending net assets before and after incentive carried interest at the end of the period (residual value) as of each measurement date. For the period ended March 31, 2014, the internal rate of return is based on a very limited operating period and, as such, may not be meaningful.

The accompanying notes and attached financial statements of Excelsior Private Markets Fund III (Master), LLC are an integral part of these consolidated financial statements.

5

Excelsior Private Markets Fund III (TE), LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

1. Organization

Excelsior Private Markets Fund III (TE), LLC (the “TE Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The TE Fund was organized as a Delaware limited liability company on March 18, 2013. The TE Fund commenced operations on October 25, 2013. The duration of the TE Fund is ten years from the final subscription closing date (the “Final Closing”), which occurred on October 25, 2014, subject to two two-year extensions which may be approved by the Board of Managers of the TE Fund (the “Board” or the “Board of Managers”). Thereafter, the term of the TE Fund may be extended by majority interest of its Members as defined in the TE Fund’s limited liability company agreements (the “LLC Agreement”).

The TE Fund’s investment objective is to provide attractive long-term returns. The TE Fund pursues its investment objective by investing substantially all of its assets in Excelsior Private Markets Fund III (Master), LLC (the "Company"), through its consolidated subsidiary, Excelsior Private Markets Fund III (Offshore), LDC, a Cayman Islands limited duration company (the "Offshore Fund"). The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts (the "Portfolio Funds"). Neither the Company, the TE Fund, nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company or the TE Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

The financial statements of the Company, including the Company's Schedule of Investments, are attached to this report and should be read in conjunction with the TE Fund's consolidated financial statements. The percentage of the Company’s members' contributed capital owned by the TE Fund at September 30, 2018 was approximately 42.79%.

The Board has overall responsibility to manage and supervise the operation of the TE Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the TE Fund. The Board exercises the same powers, authority and responsibilities on behalf of the TE Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to manage the day-to-day operations of the TE Fund.

2. Significant Accounting Policies

The TE Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

6

Excelsior Private Markets Fund III (TE), LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

A. Basis of Accounting and Consolidation

The TE Fund’s policy is to prepare its consolidated financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the TE Fund are maintained in U.S. dollars.

At September 30, 2018, the percentage of the Offshore Fund’s shareholders’ capital owned by the TE Fund is 100%.  The financial position and results of operations of the Offshore Fund have been consolidated in these consolidated financial statements.  All intercompany transactions (consisting of capital contributions and distributions) have been eliminated. The following is a summary of significant accounting policies followed by the TE Fund in the preparation of its consolidated financial statements.

B. Valuation of Investments

The value of the TE Fund's investment in the Company reflects the TE Fund's proportionate interest in the total members’ contributed capital of the Company at September 30, 2018. Valuation of the investments held by the Company is discussed in Note 2 of the Company's financial statements, attached to these consolidated financial statements.

C. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the TE Fund’s custodian.

Cash and cash equivalents on the Statements of Assets, Liabilities and Members' Equity – Net Assets can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2018, the TE Fund held $852,288 in an overnight sweep that is deposited into a money market account.

D. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of these consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

E. Investment Gains and Losses

The TE Fund records its share of the Company's investment income, expenses, and realized and change in unrealized gains and losses in proportion to the TE Fund's aggregate commitment to the Company. The Company's income and expense recognition policies are discussed in Note 2 of the Company's financial statements, attached to these consolidated financial statements.

7

Excelsior Private Markets Fund III (TE), LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

F. Income Taxes

The TE Fund is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses at the TE Fund are passed through to Members. The TE Fund has a tax year end of December 31.

The Offshore Fund is treated as a Delaware corporation for tax reporting.  The Offshore Fund has a tax year end of December 31. The Offshore Fund is subject to federal, state and local income taxes. As of September 30, 2018 the Offshore Fund recorded a deferred tax liability through an allocation from the Master Fund, of $220,073 as well as $137,546 at the Offshore Fund level, for a total deferred tax liability of $357,619. As of September 30, 2018, the Offshore Fund recorded a current tax expense of $26,153.

Differences arise in the computation of Members' equity for financial reporting in accordance with GAAP and Members' equity for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the TE Fund's investment in the Company for federal income tax purposes is based on amounts reported to the TE Fund on Schedule K-1 from the Company. Based on the amounts reported to the TE Fund on Schedule K-1 as of December 31, 2017, and after adjustment for purchases and sales between December 31, 2017 and September 30, 2018, the estimated cost of the TE Fund’s investment in the Company at September 30, 2018, for federal income tax purposes aggregated $18,760,518. The net and gross unrealized appreciation for federal income tax purposes on the TE Fund's investment in the Company was estimated to be $8,163,459.

The TE Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TE Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2017, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2014 forward (with limited exceptions). The Financial Accounting Standards Board (“FASB”) ASC 740-10 Income Taxes requires the Sub-Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in these consolidated financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The TE Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the year ended September 30, 2018, the TE Fund did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the TE Fund (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

8

Excelsior Private Markets Fund III (TE), LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

H. Fund Expenses

The TE Fund bears its own expenses and, indirectly bears a pro rata portion of the Company’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Management Fees (as defined herein); legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; and registration expenses.

3. Advisory Fee, Management Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Registered Investment Adviser provides certain management and administrative services to the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration of the advisory and other services provided by the Registered Investment Adviser, the Company pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the total capital commitments (the "Underlying Commitments") entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value (“NAV”) of the Company. The Advisory Fee will not exceed 1.0% of total commitments from Members. For the year ended September 30, 2018, the Company incurred Advisory Fees totaling $419,374, of which $179,457 was allocated to the TE Fund.

In consideration for the services provided under the Management Agreement, the TE Fund pays the Registered Investment Adviser a management fee (the "Management Fee") quarterly in arrears at the annual rate of 0.50% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the Underlying Commitments attributable to the TE Fund (based on the TE Fund’s commitments to the Company relative to those of the Feeder Funds invested in the Company) and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the NAV of the Company. The Management Fee will not exceed 0.50% of total commitments from Members. For the year ended September 30, 2018, the TE Fund incurred Management Fees totaling $89,728.

Pursuant to an Administrative and Accounting Services Agreement, the TE Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation, and investor services to the TE Fund. In consideration for these services, the TE Fund pays the Administrator a fixed fee of $6,500 per calendar quarter, plus an additional $10,000 annually for tax compliance services. For the year ended September 30, 2018, the TE Fund incurred administration fees totaling $23,000.

9

Excelsior Private Markets Fund III (TE), LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

The Board consists of six managers, each of whom is not an “interested person” of the TE Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Effective January 1, 2016, the Independent Managers are each paid an annual retainer of $35,000. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the year ended September 30, 2018, the Company incurred $105,000 in Independent Managers’ fees, of which $44,931 was allocated to the TE Fund.

As of September 30, 2018, four Members had ownership of approximately 7.98%, 5.58%, 5.32% and 5.32% of the TE Fund’s total commitments and are deemed “affiliated members”, as defined in the Investment Company Act, (the “Affiliated Members”). The affiliation between the Affiliated Members and the TE Fund is based solely on the commitments made and percentage ownership.

4. Capital Commitments from Members

At September 30, 2018, capital commitments from Members totaled $37,609,090 Capital contributions received by the TE Fund with regard to satisfying Member commitments totaled $19,180,636, which represents approximately 51% of committed capital at September 30, 2018.

Capital contributions are credited to Members’ equity accounts and units will be issued when paid. Capital contributions are determined based on a percentage of commitments. During the six months ended September 30, 2018, the TE Fund issued 0 units.

The net profits or net losses of the TE Fund are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined below.

Distributions are made of available cash or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the TE Fund’s limited liability company agreement. Distributions from the TE Fund are made in the following priority:

(a) First, to Members of the TE Fund until they have received a 125% return of all drawn commitments; and

(b) Then, a 95% - 5% split between the Members and the Registered Investment Adviser, respectively. The Registered Investment Adviser will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the Final Closing.

Incentive carried interest is accrued based on the net NAV of the TE Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Statement of Changes in Members’ Equity – Net Assets discloses the amount payable and paid to the Registered Investment Adviser in the period in which it occurs. At September 30, 2018, the accrued and unpaid Incentive Carried Interest was $167,724.

10

Excelsior Private Markets Fund III (TE), LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

5. Indemnifications

In the normal course of business, the TE Fund enters into contracts that provide general indemnifications. The TE Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TE Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

6. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the TE Fund, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

11

Excelsior Private Markets Fund III (TE), LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

7. Subsequent Events

On November 7, 2018, the TE Fund distributed 4.25% of capital commitments to the Members.

The TE Fund has evaluated all events subsequent to the balance sheet date of September 30, 2018, through the date these consolidated financial statements were available to be issued and has determined that there were no additional subsequent events that require disclosure.

12

Excelsior Private Markets Fund III (TE), LLC

Supplemental Information

September 30, 2018 (Unaudited)

Proxy Voting and Form N-Q

A description of the TE Fund’s policies and procedures used to determine how to vote proxies relating to the TE Fund’s portfolio securities, as well as information regarding proxy votes cast by the TE Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the TE Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The TE Fund did not receive any proxy solicitations during the six months ended September 30, 2018.

The TE Fund files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The TE Fund’s Forms N-Q (i) are available at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) may be obtained at no charge by calling the TE Fund at 212-476-8800.

13

Excelsior Private Markets Fund III (Master), LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2018

Excelsior Private Markets Fund III (Master), LLC

For the six months ended September 30, 2018

Excelsior Private Markets Fund III (Master), LLC
Statement of Assets, Liabilities and Members’ Equity – Net Assets
As of September 30, 2018 (Unaudited)

Assets

Investments, at fair value (cost $45,451,421)	$60,678,682
Cash and cash equivalents	3,597,758
Prepaid insurance	18,829
Interest receivable	6,495

Total Assets	$64,301,764

Liabilities

Deferred tax payable	$220,073
Advisory fee payable	210,281
Legal fees payable	27,634
Audit fee payable	23,578
Insurance fee payable	21,612
Administration service fees payable	16,288
Other payables	1,353

Total Liabilities	$520,819

Commitments and contingencies (See Note 5)

Members’ Equity - Net Assets	$63,780,945

Members’ Equity - Net Assets consists of:
Members’ capital paid-in	$40,428,888
Members’ capital distributed	(644,889)
Accumulated net investment loss	(5,711,982)
Accumulated net realized gains	14,481,667
Accumulated net unrealized appreciation on investments	15,227,261

Total Members' Equity - Net Assets	$63,780,945

Units of Membership Interests outstanding (unlimited units authorized)	25,265.58
Net Asset Value Per Unit	$2,524.42

The accompanying notes are an integral part of these financial statements.

1

Excelsior Private Markets Fund III (Master), LLC
Schedule of Investments
As of September 30, 2018 (Unaudited)

Portfolio Funds (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Fair Value

Buyout/Growth (53.99%)
Advent International GPE VIII-B, L.P.	Primary	09/2016 - 09/2018	North America	$5,269,854
Apollo Investment Fund IV, L.P.	Secondary	04/2014	North America	14,651
BVIP Fund VIII, L.P.	Primary	08/2014 - 01/2018	North America	4,845,325
Charlesbank Equity Fund VIII, LP	Primary	01/2015 - 07/2018	North America	10,208,604
Green Equity Investors VII, L.P.	Primary	05/2017 - 08/2018	North America	1,795,126
Levine Leichtman Capital Partners II, L.P.	Secondary	03/2014	North America	303,797
Lone Star Fund IX (U.S.), L.P.	Primary	03/2015 - 06/2018	North America	2,030,905
Platinum Equity Capital Partners III, L.P.	Secondary	12/2013 - 05/2018	North America	5,596,018
Rhone Partners V L.P.	Primary	07/2015 - 07/2018	North America	4,371,338
				34,435,618
Special Situations (18.38%)
Clearlake Capital Partners IV, L.P.	Primary	09/2015 - 05/2018	North America	3,773,080
Clearlake Opportunities Partners, L.P.	Primary	09/2015 - 11/2017	North America	1,027,667
Lone Star Real Estate Fund III (U.S.), L.P.	Primary	05/2014 - 04/2017	North America	994,704
OrbiMed Royalty Opportunities II, L.P.	Primary	04/2015 - 06/2018	North America	2,293,226
Ridgewood Energy Oil & Gas Fund III, L.P.	Primary	05/2015 - 09/2018	North America	1,141,336
Walton Street Real Estate Fund VII, L.P.	Primary	03/2014 - 10/2015	North America	2,492,832
				11,722,845
Venture Capital (22.77%)
Lightspeed China Partners II, L.P.	Primary	06/2014 - 08/2018	Asia	4,958,532
Lightspeed Venture Partners Select, L.P.	Primary	03/2014 - 04/2018	North America	1,852,738
Lightspeed Venture Partners X, L.P.	Primary	07/2014 - 07/2018	North America	2,906,643
Meritech Capital Partners V L.P.	Primary	09/2014 - 07/2018	North America	4,802,306
				14,520,219

Total Investments in Portfolio Funds (cost $45,451,421) (95.14%)				60,678,682
Other Assets & Liabilities (Net) (4.86%)				3,102,263
Members' Equity - Net Assets (100.00%)				$63,780,945

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2018 aggregated $45,451,421. Total fair value of illiquid and restricted securities at September 30, 2018 was $60,678,682 or 95.14% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

The accompanying notes are an integral part of these financial statements.

2

Excelsior Private Markets Fund III (Master), LLC
Statement of Operations
For the six months ended September 30, 2018 (Unaudited)

Investment Income:

Interest income	$20,045

Total Investment Income	20,045

Operating Expenses:

Advisory fees	419,374
Independent Managers' fees	105,000
Legal fees	50,384
Administration service fees	32,538
Audit fees	24,078
Custody fees	5,789
Other fees	17,546

Total Operating Expenses	654,709

Net Investment Loss	(634,664)

Net Realized and Change in Unrealized Gain on Investments (Note 2)
Net realized gain on investments	2,177,869
Net change in unrealized appreciation on investments	5,041,640

Net Realized and Change in Unrealized Gain on Investments	7,219,509

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$6,584,845

The accompanying notes are an integral part of these financial statements.

3

Excelsior Private Markets Fund III (Master), LLC
Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2018 (Audited)

Total Members
Members' committed capital	$87,888,888

Members' equity at April 1, 2017	$45,849,414
Capital contributions	4,394,444
Capital distributions	(526,061)
Net investment loss	(1,237,364)
Net realized gain on investments	4,362,884
Net change in unrealized appreciation on investments	3,500,048
Members' equity at March 31, 2018	$56,343,365

For the period ended September 30, 2018 (Unaudited)

Total Members
Members' committed capital	$87,888,888

Members' equity at April 1, 2018	$56,343,365
Capital contributions	878,889
Capital distributions	(26,154)
Net investment loss	(634,664)
Net realized gain on investments	2,177,869
Net change in unrealized appreciation on investments	5,041,640
Members' equity at September 30, 2018	$63,780,945

The accompanying notes are an integral part of these financial statements.

4

Excelsior Private Markets Fund III (Master), LLC
Statement of Cash Flows
For the six months ended September 30, 2018 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$6,584,845
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash provided by operating activities:
Contributions to investments in Portfolio Funds	(5,348,788)
Proceeds received from investments in Portfolio Funds	7,605,807
Net realized gain on investments	(2,177,869)
Net change in unrealized (appreciation) depreciation on investments	(5,041,640)
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid insurance fees	(8,737)
(Increase) decrease in interest receivable	(4,668)
(Increase) decrease in other receivable	22
Increase (decrease) in advisory fee payable	1,606
Increase (decrease) in administration service fees payable	38
Increase (decrease) in tax payable	(114,836)
Increase (decrease) in audit fee payable	(23,578)
Increase (decrease) in legal fees payable	27,634
Increase (decrease) in other payables	430
Increase (decrease) in insurance fee payable	21,612

Net cash provided by (used in) operating activities	1,521,878

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	878,889
Distributions to Members	(26,154)

Net cash provided by (used in) financing activities	852,735

Net change in cash and cash equivalents	2,374,613
Cash and cash equivalents at beginning of the year	1,223,145

Cash and cash equivalents at end of period	$3,597,758

Noncash activities
Receipt of in-kind distributions of securities from
Portfolio Funds, at fair value on the date of distribution	$374,962

Distribution of $26,154 made to the TE Feeder for taxes paid and/or accrued on behalf of the TE Feeder.

The accompanying notes are an integral part of these financial statements.

5

Excelsior Private Markets Fund III (Master), LLC
Financial Highlights

	For the six months ended September 30, 2018 (Unaudited)	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2016	For the year ended March 31, 2015	Period from October 25, 2013 (Commencement of Operations) through March 31, 2014
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$2,264.83	$2,016.94	$1,752.88	$1,675.04	$1,390.50	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(25.12)	(50.61)	(60.32)	(78.22)	(110.11)	(286.79)
Net realized and unrealized gain on investments	285.75	319.92	327.02	158.77	394.65	677.29
Net increase in net assets resulting from operations	260.63	269.30	266.70	80.55	284.54	390.50

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(1.04)	(21.41)	(2.64)	(2.71)	-	-
NET ASSET VALUE, END OF PERIOD	$2,524.42	$2,264.83	$2,016.94	$1,752.88	$1,675.04	$1,390.50
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	11.51%	13.39%	15.23%	4.81%	20.46%	15.57%

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net Assets, end of period in thousands (000's)	$63,781	$56,343	$45,849	$31,079	$17,288	$9,362
Ratios to Average Members' Equity - Net Assets: (4), (5)
Expenses	2.10%	2.46%	3.43%	4.89%	7.71%	34.19%
Net investment loss	(2.03%)	(2.43%)	(3.42%)	(4.89%)	(7.71%)	(34.19%)
Portfolio Turnover Rate (6)	12.88%	23.43%	26.09%	21.18%	24.69%	26.36%

INTERNAL RATES OF RETURN:
Internal Rate of Return (7)	16.70%	14.96%	15.71%	15.31%	32.29%	388.10%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the period and assumes distributions, if any, were reinvested. The Company's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total return and the ratios to average members' equity - net assets is calculated for the Company taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period from commencement of operations on October 25, 2013 through March 31, 2014. As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.

(4)	Ratios do not reflect the Company's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(5)	For the six months ended September 30, 2018, the ratios are annualized.
(6)	Proceeds received from investments are included in the portfolio turnover rate.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For the period ended March 31, 2014, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these financial statements.

6

Excelsior Private Markets Fund III (Master), LLC
Notes to the Financial Statements
September 30, 2018 (Unaudited)

1. Organization

Excelsior Private Markets Fund III (Master), LLC (the “Company”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on March 18, 2013. The Company commenced operations on October 25, 2013. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), which occurred on October 25, 2014, subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by majority-in-interest of its Members as defined in the Company’s limited liability company agreements (the “LLC Agreement”).

The Company’s investment objective is to provide attractive long-term returns. The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts pursuing investment strategies in buyout/growth, venture capital, and special situations (distressed debt, mezzanine, natural resources, opportunistic, real estate, royalties, and other private equity strategies perceived to be attractive by the Registered Investment Adviser) (collectively the "Portfolio Funds"). Neither the Company nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

Excelsior Private Markets Fund III (TI), LLC (the “TI Fund”) and Excelsior Private Markets Fund III (TE), LLC (the “TE Fund”), each a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company, and Excelsior Private Markets Fund III (Offshore), LDC, a Cayman Islands limited duration company (the “Offshore Fund, and together with the TI Fund and the TE Fund, the Feeder Funds”), pursue their investment objectives by investing substantially all of their assets in the Company.  The percentage of the Offshore Fund's shareholders' capital owned by the TE Fund is 100%. The financial position and results of operations of the Offshore Fund have been consolidated within the TE Fund's consolidated financial statements. The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

The Board has overall responsibility to manage and supervise the operations of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

7

Excelsior Private Markets Fund III (Master), LLC
Notes to the Financial Statements
September 30, 2018 (Unaudited)

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of September 30, 2018, the TI Fund’s and the TE Fund’s ownership of the Company’s Members’ contributed capital was 57.21% and 42.79%, respectively.

2. Significant Accounting Policies

The Company meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

A. Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Company are maintained in U.S. dollars. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

B. Valuation of Investments

The Company computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. As of September 30, 2018, investments valued using the practical expedient with a fair value of $60,678,682 are excluded from the fair value hierarchy.

8

Excelsior Private Markets Fund III (Master), LLC
Notes to the Financial Statements
September 30, 2018 (Unaudited)

FASB ASC 820-10 Fair Value Measurements establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-40 to 54 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

The estimated remaining life of the Company’s Portfolio Funds as of September 30, 2018 is one to eight years, with the possibility of extensions by each of the Portfolio Funds.

C. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Company’s custodian.

Cash and cash equivalents on the Statements of Assets, Liabilities and Members' Equity – Net Assets can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2018, the Company held $3,597,758, in an overnight sweep that is deposited into a money market account.

9

Excelsior Private Markets Fund III (Master), LLC
Notes to the Financial Statements
September 30, 2018 (Unaudited)

D. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

E. Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company recognizes within the Statement of Operations its share of realized gains or (losses), the Company's change in net unrealized appreciation/(depreciation) and the Company’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Change in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Company and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and distribute proceeds to Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

F. Income Taxes

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The Company has a tax year end of December 31. The tax payable shown on the Statement of Assets, Liabilities and Members’ Equity reflects a withholding made on behalf of the Offshore Fund, and is allocated solely to that entity.

Differences arise in the computation of Members' equity for financial reporting in accordance with GAAP and Members' equity for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2017, and after adjustment for purchases and sales between December 31, 2017 and September 30, 2018, the estimated cost of the Portfolio Funds at September 30, 2018, for federal income tax purposes aggregated $39,619,079. The net unrealized appreciation for federal income tax purposes was estimated to be $21,059,603. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $21,331,333 and $271,730, respectively.

10

Excelsior Private Markets Fund III (Master), LLC
Notes to the Financial Statements
September 30, 2018 (Unaudited)

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2017, the tax years that remains subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2014 forward (with limited exceptions). FASB ASC 740-10 Income Taxes requires the Sub-Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the year ended September 30, 2018, the Company did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Company’s Financial Highlights.

I. Company Expenses

The Company bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: advisory fee (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; registration expenses; Independent Managers’ fees; and expenses of meetings of the Board.

J. Foreign Currency Translation

The Company has foreign investments which require the Company to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

11

Excelsior Private Markets Fund III (Master), LLC
Notes to the Financial Statements
September 30, 2018 (Unaudited)

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Company does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

K. Recent Accounting Pronouncements

In August of 2018, the FASB issued ASU 2018-13 Topic 820, Disclosure Framework – Changes to the Disclosure Requirement for Fair Value Measurement. ASU 2018-13 removes the requirement to disclose the valuation policy for Level 3 investments and provides modifications to the requirements for disclosure on Level 3 investments as well as transfers within the fair value hierarchy. This update is effective for fiscal years beginning after December 15, 2019, and early adoption is permitted. The Company has early adopted.  This guidance does not have a material impact on the Company’s financial statements.

3. Advisory Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the TI Fund and the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the total capital commitments (the "Underlying Commitments") entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. The Advisory Fee will not exceed 1.0% of total commitments from Members. For the six months ended September 30, 2018, the Company incurred Advisory Fee totaling $419,374.

Pursuant to an Administrative and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation and investor services to the Company. In consideration for these services, the Company pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarters net assets, subject to a minimum quarterly fee. For six months ended September 30, 2018, the Company incurred administration fees totaling $32,538.

The Board consists of six managers, each of whom is not an “interested person” of the Company as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Effective January 1, 2016, the Independent Managers are each paid an annual retainer of $35,000. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2018, the Company incurred $105,000 in Independent Managers’ fees.

12

Excelsior Private Markets Fund III (Master), LLC
Notes to the Financial Statements
September 30, 2018 (Unaudited)

4. Capital Commitments from Members

At September 30, 2018, capital commitments from Members totaled $87,888,888. Capital contributions received by the Company with regard to satisfying Member commitments totaled $40,428,888, which represents approximately 46% of committed capital at September 30, 2018.

Capital contributions are credited to Members’ equity accounts and units will be issued when paid. Capital contributions are determined based on a percentage of commitments. During the six months ended September 30, 2018, the Company issued 388.06 units.

The net profits or net losses of the Company are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined below.

Distributions are made of available cash or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the Limited Liability Company agreement.

5. Capital Commitments of the Company to Portfolio Funds

As of September 30, 2018, the Company had total capital commitments of $83,426,661 to the Portfolio Funds with remaining unfunded commitments to the Portfolio Funds totaling $25,123,370 as listed below:

Assets:	Unfunded Commitment
Buyout/Growth	$13,832,515
Special Situations	10,333,355
Venture Capital	957,500
Total	$25,123,370

6. Description of the Portfolio Funds

Due to the nature of the Portfolio Funds, the Company cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Company has no right to demand repayment of its investment in the Portfolio Funds.

The following Portfolio Funds represent 5% or more of Members’ Equity – Net Assets of the Company. Thus, the Portfolio Funds’ investment objectives are disclosed below.

Charlesbank Equity Fund VIII, L.P. represents 16.01% of Members’ Equity – Net Assets of the Company. The objective of Charlesbank Equity Fund VIII, L.P. is to make investments in equity, debt, convertible securities and other interests in business organizations, to provide capital for acquisition and expansion of growing companies.

13

Excelsior Private Markets Fund III (Master), LLC
Notes to the Financial Statements
September 30, 2018 (Unaudited)

Platinum Equity Capital Partners III, L.P. represents 8.77% of Members’ Equity – Net Assets of the Company. The objective of Platinum Equity Capital Partners III, L.P. is to make private investments in equity, equity-oriented or debt securities which offer equity-like returns of underperforming companies to generate capital appreciation for their partners.

Advent International GPE VIII-B, L.P. represents 8.26% of Members’ Equity – Net Assets of the Company. The objective of Advent International GPE VIII-B L.P. is to make investments in businesses in the development stage and other small to medium sized companies based primarily in Europe and North America.

Lightspeed China Partners II, L.P. represents 7.77% of Members’s Equity – Net Assets of the Company. The objective of Lightspeed China Partners II, L.P. is to make investments that are primarily in early stages or growth stage companies, which will typically be headquartered in, have operations in, sell products to, or have some other nexus to, China.

BVIP Fund VIII, L.P. represents 7.60% of Members’ Equity – Net Assets of the Company. BVIP Fund VIII, L.P. will seek to make control-oriented equity investments in lower middle market companies in the information and business services and communications sectors.

Meritech Capital Partners V, L.P. represents 7.53% of Members’ Equity – Net Assets of the Company. The objective of Meritech Capital Partners V, L.P. is to lead investments into the most attractive late-stage technology companies.

Rhone Partners V L.P. represents 6.85% of Members’ Equity – Net Assets of the Company. The objective of Rhone Partners V L.P. is to make portfolio investments consisting of controlling and noncontrolling equity and equity-related interests in operating businesses.

Clearlake Capital Partners IV, L.P. represents 5.92% of Members’ Equity – Net Assets of the Company. Clearlake Capital Partners IV, L.P. will invest in companies that are undergoing complex financial, operational or structural change, for which it believes the firm’s expertise and value investing approach can generate exceptional risk-adjusted returns.

7. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

14

Excelsior Private Markets Fund III (Master), LLC
Notes to the Financial Statements
September 30, 2018 (Unaudited)

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

8. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

9. Subsequent Events

On November 7, 2018, the Company distributed approximately 2.50% of capital commitments.

The Company has evaluated all events subsequent to the balance sheet date of September 30, 2018, through the date these financial statements were available to be issued and has determined that there were no additional subsequent events that require disclosure.

15

Excelsior Private Markets Fund III (Master), LLC
Supplemental Information
September 30, 2018 (Unaudited)

Proxy Voting and Form N-Q

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the year ended September 30, 2018.

The Company files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The Company’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Company at 212-476-8800.

16

Excelsior Private Markets Fund III (Master), LLC
Advisory and Sub-Advisory Agreement Approval
September 30, 2018 (Unaudited)

Advisory and Sub-Advisory Agreement Approval

The Board of Excelsior Private Markets Fund III (Master), LLC (the “Master Fund”) considered the approval of the Investment Advisory Agreement between the Master Fund and NBIA, the Management Agreements between each of the Feeder Funds and NBIA and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NBAA (NBIA and NBAA together, “Neuberger Berman”), at a meeting held on July 31, 2018 (the “Meeting”). The Board is comprised solely of Independent Managers, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement, Management Agreements and the Sub-Advisory Agreement (together, the “Agreements”), the Independent Managers were represented and assisted by independent legal counsel.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA's financial condition. The Board's counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA's financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.

The Board discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the “Sub-Advisory Fee”), and the appropriateness of such Advisory Fee. The Board reviewed and considered how the Advisory Fee and Sub-Advisory Fee for the Master Fund reflects the economies of scale for the benefit of the members of the Master Fund, noting that economies of scale are realized when a fund's assets increase significantly and that the Master Fund did not have increasing assets. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including the fees payable by each Feeder Fund to NBIA under Management Agreements between each Feeder Fund and NBIA. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board noted, in comparing fee structures of the Master Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Master Fund. The Board concluded that Advisory Fee and Sub-Advisory Fee were fair and reasonable.

17

Excelsior Private Markets Fund III (Master), LLC
Advisory and Sub-Advisory Agreement Approval
September 30, 2018 (Unaudited)

The Board discussed and reviewed the nature, extent and quality of services rendered to the Master Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operation support, which support the services provided to the Master Fund. The Board also considered Neuberger Berman's extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage the Master Fund, including their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they would be able to devote to the Master Fund's affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Master Fund. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the portfolio management team.

The Board discussed Neuberger Berman's profitability and, after reviewing this information, and other information discussed at the meeting, determined that the profitability relating to the Master Fund was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Master Fund and Neuberger Berman's service levels, the current profitability of Neuberger Berman resulting from its relationship to the Master Fund was not excessive.

The Board also continued its review in an executive session in which independent legal counsel was present. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined to approve the continuance of the Agreements.

18

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the period ended September 30, 2018.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the period ended September 30, 2018.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Excelsior Private Markets Fund III (TE), LLC

By	/s/ James Bowden
James Bowden
Chief Executive Officer and President
Date: December 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Bowden
James Bowden
Chief Executive Officer and President
(Principal Executive Officer)
Date: December 7, 2018

By	/s/ John M. McGovern
John M. McGovern
Treasurer
(Principal Financial Officer)
Date: December 7, 2018